Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 111.7%

California — 111.7%

Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	$2,435	$2,443,815

County/City/Special District/School District — 35.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/42	5,000	5,343,850
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program, 5.00%, 06/01/43	2,000	2,358,020
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	10,007,194
Chabot-Las Positas Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/47	1,500	1,598,610
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(b):
0.00%, 08/01/32	250	162,820
0.00%, 08/01/33	500	308,390
0.00%, 08/01/34	510	301,257
0.00%, 08/01/35	545	307,587
0.00%, 08/01/36	500	269,085
0.00%, 08/01/37	650	334,042
0.00%, 08/01/38	625	306,825
0.00%, 08/01/39	750	350,400
0.00%, 08/01/40	1,855	825,846
0.00%, 08/01/41	305	129,448
0.00%, 02/01/42	350	145,205
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	4,205,915
City of Sacramento Caliifornia Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/43	1,230	1,452,347
Coronado Community Development Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 09/01/33	2,100	2,431,989
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/44	2,000	2,407,700
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,619,790

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	$2,665	$2,883,717
County of San Luis Obispo Community College District, GO, Refunding Series B, 4.00%, 08/01/43	3,555	3,825,464
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/43	10,225	10,723,264
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,635,050
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,216,430
Gavilan Joint Community College District, GO, Election of 2004, Series D(a):
5.50%, 08/01/21	2,170	2,369,141
5.75%, 08/01/21	8,400	9,217,152
Glendale Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/46	8,000	8,564,800
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,204,700
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,124,760
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,566,649
5.75%, 11/01/34	12,085	14,089,056
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 08/01/23(a)	2,185	2,521,861
5.25%, 08/01/39	1,515	1,721,555
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(a)	11,000	11,483,450
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,185,132
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/20(a)	10,000	10,439,500
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,798,708

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	$2,545	$2,687,164
San Benito High School District, GO, Election of 2016, 4.00%, 08/01/48	5,000	5,311,900
San Diego California Unified School District, GO:
CAB, Election of 2008, Series K-2, 0.00%, 07/01/38(b)	2,755	1,413,370
CAB, Election of 2008, Series K-2, 0.00%, 07/01/39(b)	3,340	1,638,571
CAB, Election of 2008, Series K-2, 0.00%, 07/01/40(b)	4,285	2,011,036
Series B, 3.25%, 07/01/48(c)	6,000	5,940,420
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	2,560	2,567,859
5.75%, 05/01/42	4,500	4,842,765
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,466,942
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	2,004,113
5.00%, 10/01/33	1,125	1,323,832
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	8,000	8,021,600
Santa Clarita Community College District, GO, Refunding, 4.00%, 08/01/46	10,000	10,636,100
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(a)	5,635	5,714,623
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,906,092
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(a)	5,390	5,854,887
Election of 2010, Series B, 5.50%, 08/01/39	3,195	3,657,987
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,862,275

		218,298,245

Security	Par (000)	Value

Education — 7.3%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	$5,800	$8,120,870
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,076,508
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 05/15/40	750	840,555
John Muir Health, Series A, 5.00%, 12/01/53	1,000	1,146,920
John Muir Health, Series A, 5.00%, 12/01/57	1,750	1,986,390
University of California, RB, Limited Project, Series M, 5.00%, 05/15/47	15,000	17,456,700
University of California, Refunding RB:
Series AO, 5.00%, 05/15/40	5,430	6,209,639
Series AZ, 4.00%, 05/15/48	6,000	6,446,460

		45,284,042

Health — 17.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	6,305	6,378,579
California Health Facilities Financing Authority, RB:
Sutter Health, Series A, 5.00%, 11/15/35	1,960	2,343,807
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,642,960
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	825	864,864
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,194,882
Sutter Health, Series A, 4.00%, 11/15/42	450	482,513
Sutter Health, Series B, 6.00%, 08/15/20(a)	9,655	10,208,714

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Dignity Health, Series A, 6.00%, 07/01/19(a)	$3,700	$3,726,492
Providence Health and Services, Series A, 5.00%, 10/01/38	10,970	12,479,801
St. Joseph Health System, Series A, 5.00%, 07/01/37	10,000	11,096,700
Sutter Health, Series B, 5.00%, 11/15/46	8,295	9,526,973
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/37	3,110	3,529,694
5.00%, 02/01/42	5,250	5,903,992
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,562,125
Huntington Memorial Hospital Project, 4.00%, 07/01/48	2,220	2,302,207
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	3,005	3,113,000
Front Porch Communities and Services, 4.00%, 04/01/47	2,655	2,733,854
Front Porch Communities and Services, 5.00%, 04/01/47	2,995	3,415,109
John Muir Health, Series A, 5.00%, 08/15/51	1,635	1,855,774
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,300,343
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,685,416
University of California Regents Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,556,400

		109,904,199

Housing — 1.6%
Freddie Mac Multifamily Maryland Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	9,885	10,246,221

State — 3.1%
State of California, GO:
Various Purposes, 6.00%, 03/01/33	5,000	5,185,350
Refunding, 5.00%, 08/01/45	5,690	6,509,189

Security	Par (000)	Value

State (continued)
Refunding Veterans Bond, 4.00%, 12/01/40	$4,000	$4,139,600
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,294,622
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,313,715

		19,442,476

Tobacco — 3.7%
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	9,765	11,022,928
Series A-1, 3.50%, 06/01/36	11,915	11,854,829

		22,877,757

Transportation — 21.0%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,696,050
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	13,915	15,886,338
City & County of San Francisco California Airports Commission, ARB, Second Series E:
6.00%, 05/01/19(a)	745	745,000
6.00%, 05/01/39	8,905	8,905,000
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.00%, 05/01/29	6,435	6,979,851
5.00%, 05/01/44	5,000	5,912,400
San Francisco International Airport, 5.00%, 05/01/41	5,000	5,695,200
5.00%, 05/01/47	5,000	5,749,750
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Senior, Series D, 5.25%, 05/15/29	2,590	2,696,837
Senior Series A, AMT, 5.00%, 05/15/40	3,830	4,315,338
Series D, AMT, 5.00%, 05/15/35	2,000	2,277,320
Series D, AMT, 5.00%, 05/15/36	1,500	1,703,490
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,726,958

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
5.00%, 05/15/43	$7,000	$8,477,350
Senior, Series A, 5.00%, 05/15/40	3,000	3,102,780
Series A, 5.25%, 05/15/39	5,845	5,853,008
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,523,243
Series A, 5.00%, 03/01/47	11,770	13,397,673
Series A-1, 5.25%, 03/01/23	3,785	4,026,824
Series A-1, 6.25%, 03/01/34	1,400	1,502,718
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,441,237
Senior Series A, 5.00%, 07/01/41	2,500	2,891,300
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,228,159
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	4,275	4,994,525
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(a)	5,530	5,582,314
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	559,845

		130,870,508

Utilities — 21.9%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	2,200	2,367,156
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	3,000	3,139,140

Security	Par (000)	Value

Utilities (continued)
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	$8,825	$10,314,924
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	16,000	16,934,240
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(a)	1,325	1,375,522
5.00%, 06/01/28	675	700,279
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	5,989,528
Series B, 5.00%, 11/01/19(a)	10,000	10,178,300
County of Los Angeles Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51	18,270	21,336,437
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,317,120
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A:
5.00%, 06/01/42	5,000	5,938,050
4.00%, 06/01/45	4,585	4,951,158
5.00%, 06/01/45	5,500	6,511,450
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,439,900
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 05/15/19(a)	10,000	10,013,800
5.25%, 05/15/19(a)	1,060	1,061,463
5.00%, 08/01/43	9,655	11,584,262

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	$7,325	$7,986,887

		136,139,616

Total Municipal Bonds — 111.7% (Cost — $662,162,234)		695,506,879

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 54.8%

County/City/Special District/School District — 25.6%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,679,470
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,961,023
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,190,103
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	43,204,600
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	9,596	9,703,666
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,395,179
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	9,990	11,566,222
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,268,473
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	8,493	8,619,818

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	$17,000	$18,072,360

		159,660,914

Education — 5.7%
University of California, RB:
Series AM, 5.25%, 05/15/44	10,210	11,685,294
Series O, 5.75%, 05/15/19(a)	11,193	11,209,571
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	6,886,977
Series AF, 5.00%, 05/15/39	5,000	5,553,100

		35,334,942

Health — 15.2%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	17,720	18,930,010
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,797,040
Sutter Health, Series A, 5.00%, 08/15/52	14,520	15,850,903
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	5,039,966
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	4,997	5,301,813
Sutter Health, Series A, 5.00%, 08/15/43	19,425	21,923,180
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,070	20,597,603

		94,440,515

Transportation — 5.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/49(e)	10,005	10,622,742
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	13,331	14,997,183

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	$3,641	$4,145,376
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,194,925

		35,960,226

Utilities — 2.5%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	15,741,078

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 54.8% (Cost — $328,295,509)		341,137,675

Total Long-Term Investments — 166.5% (Cost — $990,457,743)		1,036,644,554

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.89%(f)(g)	1,575,822	$1,576,138

Total Short-Term Securities — 0.3% (Cost — $1,576,138)		1,576,138

Total Investments — 166.8% (Cost — $992,033,881)		1,038,220,692

Other Assets Less Liabilities — 0.8%		6,221,943

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.8)%		(167,838,831)

VMTP Shares at Liquidation Value — (40.8)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$622,603,804

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April, 1 2025, is $6,875,658.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	1,575,822	1,575,822	$1,576,138	$35,097	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	—	—	—	—	9,013	(1)	—

				$1,576,138	$44,110	$(1)	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	105	06/19/19	$12,986	$11,279
Long U.S. Treasury Bond	332	06/19/19	48,960	(157,916)
5-Year U.S. Treasury Note	46	06/28/19	5,319	(20,578)

				$(167,215)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,036,644,554	$—	$1,036,644,554
Short-Term Securities	1,576,138	—	—	1,576,138

	$1,576,138	$1,036,644,554	$—	$1,038,220,692

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$11,279	$—	$—	$11,279
Liabilities:
Interest rate contracts	(178,494)	—	—	(178,494)

	$(167,215)	$—	$—	$(167,215)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(167,017,593)	$—	$(167,017,593)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(421,017,593)	$—	$(421,017,593)

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